Investments - Mortgage Loan Modifications (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($) contract
Mortgage Loan Modifications
Number of contracts | contract	1
Recorded investment | $	$ 35.5
Commercial mortgage loans
Mortgage Loan Modifications
Number of contracts | contract	1
Recorded investment | $	$ 35.5